Financial risk review - Schedule of Financial Instruments (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 TZS (Tsh)
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Trade and other payables	$ 3,762,481				$ 4,815,559
Foreign Currency Risk
Financial Risk Review (Details) - Schedule of Financial Instruments [Line Items]
Cash in banks		£ 168,532	$ 558,091	Tsh 853,939,035		£ 155,089	$ 1,236,945	Tsh 105,125,420
Trade receivables			824,669				1,308,303
Prepaid expenses		84,966	200,448			155,533	249,209
Trade and other payables		£ 467,774	$ 1,486,944			£ 890,213	$ 916,527